Offsets	Nov. 13, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Cassava Sciences, Inc.
Form or Filing Type	S-3
File Number	333-271542
Initial Filing Date	May 01, 2023
Fee Offset Claimed	$ 22,040
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Other
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 200,000,000
Termination / Withdrawal Statement	The Registrant previously registered shares of Common Stock, par value $0.0001 per share (“Common Stock”), of the Registrant having an aggregate offering price of up to $200,000,000 pursuant to a Form 424B5, filed on May 1, 2023, to the Registration Statement on Form S-3 No. 333-271542, filed on May 1, 2023 (the “Prior Registration Statement”), and paid a total registration fee of $22,040. Pursuant to Rule 457(p), $22,040 of the registration fees paid in connection with a portion of the unsold securities registered on the Prior Registration Statement is being applied to this Registration Statement. The offering of such unsold securities from the Prior Registration Statement has been terminated or completed.
Offset: 2
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Cassava Sciences, Inc.
Form or Filing Type	S-3
File Number	333-271542
Initial Filing Date	Jan. 03, 2024
Fee Offset Claimed	$ 63,661.62
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Other
Unsold Securities Associated with Fee Offset Claimed | shares	0
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 431,311,782
Offset Note	The Registrant previously registered 25,342,150 shares of Common Stock underlying warrants to purchase shares of Common Stock (the “Warrants”) pursuant to a Form 424B2, filed on January 3, 2024, to the Prior Registration Statement, and paid a total registration fee of $82,291.03. Pursuant to Rule 457(p), $63,661.62 of the registration fees paid in connection with the 19,605,081 shares of Common Stock registered on the Prior Registration Statement underlying the Warrants that were not exercised is being applied to this Registration Statement. The offering of such unsold securities from the Prior Registration Statement has been terminated or completed.
Termination / Withdrawal Statement	Pursuant to Rule 457(p), $63,661.62 of the registration fees paid in connection with the 19,605,081 shares of Common Stock registered on the Prior Registration Statement underlying the Warrants that were not exercised is being applied to this Registration Statement.
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Cassava Sciences, Inc.
Form or Filing Type	S-3
File Number	333-271542
Filing Date	May 01, 2023
Fee Paid with Fee Offset Source	$ 22,040
Offset: 4
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Cassava Sciences, Inc.
Form or Filing Type	S-3
File Number	333-271542
Filing Date	Jan. 03, 2024
Fee Paid with Fee Offset Source	$ 63,661.62
Offset Note	The Registrant previously registered 25,342,150 shares of Common Stock underlying warrants to purchase shares of Common Stock (the “Warrants”) pursuant to a Form 424B2, filed on January 3, 2024, to the Prior Registration Statement, and paid a total registration fee of $82,291.03. Pursuant to Rule 457(p), $63,661.62 of the registration fees paid in connection with the 19,605,081 shares of Common Stock registered on the Prior Registration Statement underlying the Warrants that were not exercised is being applied to this Registration Statement. The offering of such unsold securities from the Prior Registration Statement has been terminated or completed.